Income Taxes (Narrative) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Tax rate before change due to Tax Cuts and Jobs Act of 2017	35.00%
Tax rate after Tax Cuts and Jobs Act of 2017	21.00%
Change in deferred tax regulatory asset/liability due to TCJA	$ 17.0	$ 135.2
Unrecognized tax benefits due to uncertainty in timing of deductibility	$ 4.8